Debt Obligations Debt Obligations (Future Maturities of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 812
2015	1,047
2016	375
2017	1,220
2018	1,976
Thereafter	17,468
Long-term Debt	23,199	22,053
Excluding unamortized premiums and fair value adjustments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 22,898